Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
8.875% Senior Notes due 2017
Debt Instrument [Line Items]
Senior Notes, stated interest rate	8.875%	8.875%
Senior Notes, discount	0	1,658
9.875% Senior Notes due 2020
Debt Instrument [Line Items]
Senior Notes, stated interest rate	9.875%	9.875%
Senior Notes, discount	5,969	6,441
8.25% Senior Notes Due 2021
Debt Instrument [Line Items]
Senior Notes, stated interest rate	8.25%	8.25%
7.625% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes, stated interest rate	7.625%
Senior Notes, Premium	6,631	0
Mortgages
Debt Instrument [Line Items]
Percentage of interest on debt, minimum	2.54%	2.54%
Percentage of interest on debt, maximum	5.46%	5.46%
Debt instrument maturity year - range	January 2013 through December 2028	January 2013 through December 2028
Secured Debt
Debt Instrument [Line Items]
Percentage of interest on debt, minimum	2.00%	2.00%
Percentage of interest on debt, maximum	6.99%	6.99%
Debt instrument maturity year - range	January 2013 through October 2017	January 2013 through October 2017